Commissions and expenses	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Statement [LineItems]
Commissions and expenses	5 Commissions and expenses

	2025	2024
Employee expenses	156	80

Administration expenses	108	65

Cost sharing to group companies	(55)	(51)

Total	209	95